Investments - Summarized Financial Information of the Company's Equity Investees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Current	R$ 27,796	R$ 8,537
Cash and cash equivalents	891	1,030
Non-current	32,059	33,703
TOTAL ASSETS	59,855	42,240
LIABILITIES
Current	23,394	8,663
Suppliers	1,801	2,343
Non-current	20,522	19,247
Equity	15,939	14,330	R$ 12,934	R$ 12,988
TOTAL LIABILITIES	43,916	27,910
Statement of income
Net sales revenue	22,266	21,712	18,773
Cost of sales	(17,677)	(17,488)	(14,430)
Depreciation and amortization	(761)	(787)	(802)
Gross Profit	4,589	4,224	4,343
General and administrative expenses	(672)	(763)	(667)
Provision for loss	155	348	99
Finance income	1,706	804	1,041
Finance expenses	(2,224)	(1,800)	(2,478)
Income before income and social contribution taxes	1,978	1,646	367
Share of (loss) profit, net, of subsidiaries and joint ventures	(104)	(252)	(302)
Net income for the year	1,742	1,002	334
Comprehensive income (loss) for the year	1,279	700	(220)
Centroeste [member]
ASSETS
Current	19	56	61
Cash and cash equivalents		17	20
Non-current	36	1	1
TOTAL ASSETS	55	57	62
LIABILITIES
Current	6	4	5
Loans and financings	3	3	3
Non-current	10	13	15
Loans and financings - Non-Current	10
Equity	39	40	42
TOTAL LIABILITIES	55	57	62
Statement of income
Net sales revenue	14	15	13
Cost of sales	(1)	(4)	(2)
Depreciation and amortization		(1)	(1)
Gross Profit	13	11	11
Finance income	1	2	4
Finance expenses	(3)	(2)	(3)
Income before income and social contribution taxes	11	11	12
Income and Social Contribution taxes	(1)	(1)	(1)
Net income for the year	10	10	11
Comprehensive income (loss) for the year	10	10	11
Ativas Data Center [member]
ASSETS
Current	17
Cash and cash equivalents	1
Non-current	106
TOTAL ASSETS	123
LIABILITIES
Current	23
Loans and financings	9
Non-current	16
Loans and financings - Non-Current	13
Equity	84
TOTAL LIABILITIES	123
Statement of income
Net sales revenue	70
Cost of sales	(72)
Gross Profit	(2)
General and administrative expenses	(16)
Finance expenses	(3)
Income before income and social contribution taxes	(21)
Net income for the year	(21)
Comprehensive income (loss) for the year	(21)
Taesa [member]
ASSETS
Current	1,679	1,970	1,955
Cash and cash equivalents	19	2	102
Non-current	6,750	6,608	6,456
TOTAL ASSETS	8,429	8,578	8,411
LIABILITIES
Current	606	736	1,074
Suppliers		48	37
Loans and financings	8		9
Non-current	3,252	3,495	3,029
Loans and financings - Non-Current	402
Equity	4,572	4,347	4,308
TOTAL LIABILITIES	8,430	8,578	8,411
Statement of income
Net sales revenue	1,245	1,104	1,391
Cost of sales	(185)	(209)	(149)
Depreciation and amortization		(1)	(1)
Gross Profit	1,060	895	1,242
General and administrative expenses	(138)	(124)	(107)
Finance income	53	368	58
Finance expenses	(275)	(434)	(223)
Income before income and social contribution taxes	700	705	970
Share of (loss) profit, net, of subsidiaries and joint ventures	481
Income and Social Contribution taxes	(110)	(58)	(108)
Net income for the year	1,071	647	862
Comprehensive income (loss) for the year	1,071	647	862
Hidreletrica Cachoeirao SA [member]
ASSETS
Current	23	51	43
Cash and cash equivalents	18	46	40
Non-current	85	87	86
TOTAL ASSETS	108	138	129
LIABILITIES
Current	7	10	9
Suppliers		1	2
Non-current		10	17
Equity	100	118	103
TOTAL LIABILITIES	107	138	129
Statement of income
Net sales revenue	50	39	34
Cost of sales	(29)	(17)	(10)
Depreciation and amortization	(3)	(4)	(3)
Gross Profit	21	22	24
Finance income	1	4	4
Finance expenses		(2)	(3)
Income before income and social contribution taxes	22	24	25
Income and Social Contribution taxes	(2)	(3)	(2)
Net income for the year	20	21	23
Comprehensive income (loss) for the year	20	21	23
Hidreletrica Pipoca [member]
ASSETS
Current	12	15	20
Cash and cash equivalents	4	6	17
Non-current	95	95	98
TOTAL ASSETS	107	110	118
LIABILITIES
Current	11	18	8
Suppliers		6
Loans and financings	7
Non-current	33	39	45
Loans and financings - Non-Current	33
Equity	63	53	65
TOTAL LIABILITIES	107	110	118
Statement of income
Net sales revenue	29	29	25
Cost of sales	(12)	(18)	(6)
Depreciation and amortization	(3)	(3)	(3)
Gross Profit	17	11	19
General and administrative expenses		(1)	(2)
Finance income		2	2
Finance expenses	(4)	(5)	(6)
Income before income and social contribution taxes	13	7	13
Income and Social Contribution taxes	(1)	(2)	(2)
Net income for the year	12	5	11
Comprehensive income (loss) for the year	12	5	11
Retiro Baixo Energtica SA [member]
ASSETS
Current	47	23	30
Cash and cash equivalents	36	14	19
Non-current	354	366	377
TOTAL ASSETS	401	389	407
LIABILITIES
Current	32	27	25
Suppliers		3	1
Loans and financings	14
Non-current	91	104	118
Loans and financings - Non-Current	82
Equity	278	258	264
TOTAL LIABILITIES	401	389	407
Statement of income
Net sales revenue	71	67	62
Cost of sales	(29)	(34)	(29)
Depreciation and amortization	(10)	(10)	(9)
Gross Profit	42	33	33
General and administrative expenses	(4)
Finance income	2	3	2
Finance expenses	(11)	(11)	(15)
Income before income and social contribution taxes	29	25	20
Income and Social Contribution taxes	(3)	(3)	(3)
Net income for the year	26	22	17
Comprehensive income (loss) for the year	26	22	17
Alianca Norte Energia Participacoes S A [member]
ASSETS
Current		1	2
Cash and cash equivalents			2
Non-current	1,247	1,065	1,075
TOTAL ASSETS	1,247	1,066	1,077
LIABILITIES
Equity	1,247	1,066	1,077
TOTAL LIABILITIES	1,247	1,066	1,077
Statement of income
General and administrative expenses	(3)	(1)	(2)
Finance income	1
Finance expenses	(1)		(7)
Income before income and social contribution taxes	(3)	(1)	(9)
Share of (loss) profit, net, of subsidiaries and joint ventures	97
Net income for the year	94	(1)	(9)
Comprehensive income (loss) for the year	94	(1)	(9)
Amazonia Energia [member]
ASSETS
Non-current	1,360	1,163	1,048
TOTAL ASSETS	1,360	1,163	1,048
LIABILITIES
Current	1
Equity	1,359	1,163	1,048
TOTAL LIABILITIES	1,360	1,163	1,048
Statement of income
General and administrative expenses	(1)	(1)	(1)
Finance income	2	2
Finance expenses	(2)		(8)
Income before income and social contribution taxes	(1)	1	(9)
Share of (loss) profit, net, of subsidiaries and joint ventures	105
Income and Social Contribution taxes	(1)
Net income for the year	103	1	(9)
Comprehensive income (loss) for the year	103	1	(9)
Madeira Energia [member]
ASSETS
Current	618	557	1,520
Cash and cash equivalents	69	55	58
Non-current	22,453	23,594	23,557
TOTAL ASSETS	23,071	24,151	25,077
LIABILITIES
Current	1,281	2,031	3,131
Suppliers		203	662
Loans and financings	53
Non-current	17,134	16,793	15,527
Loans and financings - Non-Current	10,220
Equity	4,656	5,327	6,419
TOTAL LIABILITIES	23,071	24,151	25,077
Statement of income
Net sales revenue	3,005	2,971	2,803
Cost of sales	(2,689)	(1,859)	(1,845)
Depreciation and amortization			(673)
Gross Profit	316	1,112	958
General and administrative expenses	(195)	(817)	(146)
Finance income	128	115	146
Finance expenses	(1,881)	(1,551)	(1,552)
Income before income and social contribution taxes	(1,632)	(1,141)	(594)
Income and Social Contribution taxes	(112)	49	(23)
Net income for the year	(1,744)	(1,092)	(617)
Comprehensive income (loss) for the year	(1,744)	(1,092)	(617)
Baguari Energia [member]
ASSETS
Current	44	29	45
Cash and cash equivalents	8	5	11
Non-current	201	209	220
TOTAL ASSETS	245	238	265
LIABILITIES
Current	7	18	12
Suppliers		10	6
Non-current	5	6	5
Equity	233	214	248
TOTAL LIABILITIES	245	238	265
Statement of income
Net sales revenue	74	64	65
Cost of sales	(31)	(37)	(12)
Depreciation and amortization	(9)	(9)	(9)
Gross Profit	43	27	53
General and administrative expenses			(1)
Finance income	3	6	15
Finance expenses	(1)		(1)
Income before income and social contribution taxes	45	33	66
Income and Social Contribution taxes	(4)	(11)	(7)
Net income for the year	41	22	59
Comprehensive income (loss) for the year	41	22	59
Renova [member]
ASSETS
Current	295	32	136
Cash and cash equivalents			36
Non-current	1,229	1,679	5,765
TOTAL ASSETS	1,524	1,711	5,901
LIABILITIES
Current	442	395	3,347
Suppliers		25	547
Loans and financings	342
Non-current	1,158	536	598
Equity	(76)	780	1,956
TOTAL LIABILITIES	1,524	1,711	5,901
Statement of income
Net sales revenue			484
Cost of sales	(4)	(5)	(454)
Depreciation and amortization	(4)	(5)	(93)
Gross Profit	(4)	(5)	30
General and administrative expenses	(93)		(41)
Impairment of PP&E			(281)
Finance income	1	4	16
Finance expenses	(84)	(1,260)	(424)
Income before income and social contribution taxes	(180)	(1,261)	(1,155)
Share of (loss) profit, net, of subsidiaries and joint ventures	(676)
Income and Social Contribution taxes		121	54
Net income for the year	(856)	(1,140)	(1,101)
Comprehensive income (loss) effects			99
Comprehensive income (loss) for the year	(856)	(1,140)	(1,002)
Alianca Geracao [member]
ASSETS
Current	712	622	388
Cash and cash equivalents	344	468	147
Non-current	2,277	2,398	2,512
TOTAL ASSETS	2,989	3,020	2,900
LIABILITIES
Current	534	448	592
Suppliers		44	101
Loans and financings	149	84
Non-current	597	714	335
Loans and financings - Non-Current	140
Equity	1,858	1,858	1,973
TOTAL LIABILITIES	2,989	3,020	2,900
Statement of income
Net sales revenue	907	920	804
Cost of sales	(555)	(554)	(314)
Depreciation and amortization	(125)	(127)	(125)
Gross Profit	352	366	490
General and administrative expenses	(31)	(11)	(58)
Finance income	30	30	46
Finance expenses	(67)	(65)	(58)
Income before income and social contribution taxes	284	320	420
Share of (loss) profit, net, of subsidiaries and joint ventures	10
Income and Social Contribution taxes	(96)	(104)	(127)
Net income for the year	198	216	293
Comprehensive income (loss) for the year	R$ 198	216	293
RME [member]
ASSETS
Current		2	3
Cash and cash equivalents		1
Non-current		451	437
TOTAL ASSETS		453	440
LIABILITIES
Equity		453	440
TOTAL LIABILITIES		453	440
Statement of income
General and administrative expenses		(1)	(1)
Finance income		16	1
Finance expenses			(41)
Income before income and social contribution taxes		15	(41)
Net income for the year		15	(41)
Comprehensive income (loss) for the year		15	(41)
Light [member]
ASSETS
Current		4,250	3,612
Cash and cash equivalents		342	668
Non-current		11,181	10,718
TOTAL ASSETS		15,431	14,330
LIABILITIES
Current		5,575	4,871
Suppliers		2,023	1,342
Loans and financings		1,373	15,568
Non-current		6,394	6,105
Equity		3,462	3,354
TOTAL LIABILITIES		15,431	14,330
Statement of income
Net sales revenue		11,315	9,645
Cost of sales			(8,042)
Depreciation and amortization			(452)
Gross Profit		11,315	1,603
General and administrative expenses		(9,941)	(753)
Finance income		136	148
Finance expenses		(1,212)	(1,281)
Income before income and social contribution taxes		298	(283)
Income and Social Contribution taxes		(174)	(30)
Net income for the year		124	(313)
Comprehensive income (loss) effects			3
Comprehensive income (loss) for the year		124	(310)
Axxiom [member]
ASSETS
Current		46	66
Cash and cash equivalents		3	9
Non-current		11	13
TOTAL ASSETS		57	79
LIABILITIES
Current		29	32
Suppliers		1	1
Loans and financings		5	10
Non-current		4	8
Equity		24	39
TOTAL LIABILITIES		57	79
Statement of income
Net sales revenue		43	57
Cost of sales		(55)	(64)
Depreciation and amortization		(2)	(2)
Gross Profit		(12)	(7)
General and administrative expenses		(7)	(8)
Finance income		1	1
Finance expenses		(1)
Income before income and social contribution taxes		(19)	(14)
Income and Social Contribution taxes		6	5
Net income for the year		(13)	(9)
Comprehensive income (loss) for the year		(13)	(9)
Itaocara hydroelectric plant [member]
ASSETS
Current		5
Cash and cash equivalents		5
Non-current		11
TOTAL ASSETS		16
LIABILITIES
Current		1
Suppliers		1
Non-current		7
Equity		8
TOTAL LIABILITIES		16
Statement of income
Cost of sales		(4)
Gross Profit		(4)
Income before income and social contribution taxes		(4)
Net income for the year		(4)
Comprehensive income (loss) for the year		(4)
Lightger [member]
ASSETS
Current		51	35
Cash and cash equivalents		1	32
Non-current		142	152
TOTAL ASSETS		193	187
LIABILITIES
Current		31	16
Suppliers		20	6
Non-current		79	86
Equity		83	85
TOTAL LIABILITIES		193	187
Statement of income
Net sales revenue		42	36
Cost of sales		(28)	(17)
Depreciation and amortization		(11)	(11)
Gross Profit		14	19
General and administrative expenses		(2)	(1)
Finance income		4	3
Finance expenses		(9)	(10)
Income before income and social contribution taxes		7	11
Income and Social Contribution taxes		(3)	(3)
Net income for the year		4	8
Comprehensive income (loss) for the year		4	8
Guanhaes energia [member]
ASSETS
Current		11	16
Cash and cash equivalents		7	1
Non-current		42	65
TOTAL ASSETS		53	81
LIABILITIES
Current		2	191
Non-current			11
Equity		51	(121)
TOTAL LIABILITIES		53	81
Statement of income
Cost of sales		(1)
Gross Profit		(1)
Provision for loss		(22)
Finance income		1
Finance expenses		(3)	(208)
Income before income and social contribution taxes		(25)	(208)
Net income for the year		(25)	(208)
Comprehensive income (loss) for the year		(25)	(208)
Parajuru [member]
ASSETS
Current		41	38
Cash and cash equivalents		35	18
Non-current		121	128
TOTAL ASSETS		162	166
LIABILITIES
Current		26	19
Suppliers		1	1
Non-current		47	58
Equity		89	89
TOTAL LIABILITIES		162	166
Statement of income
Net sales revenue		21	27
Cost of sales		(16)	(17)
Depreciation and amortization		(10)	(10)
Gross Profit		5	10
General and administrative expenses		(2)	(1)
Finance income		3	3
Finance expenses		(6)	(7)
Income before income and social contribution taxes			5
Income and Social Contribution taxes			(2)
Net income for the year			3
Comprehensive income (loss) for the year			3
Morgado [member]
ASSETS
Current		11	24
Cash and cash equivalents		7	17
Non-current		136	142
TOTAL ASSETS		147	166
LIABILITIES
Current		90	27
Suppliers		2	1
Non-current		3	74
Equity		54	65
TOTAL LIABILITIES		147	166
Statement of income
Net sales revenue		14	22
Cost of sales		(17)	(17)
Depreciation and amortization		(10)	(10)
Gross Profit		(3)	5
General and administrative expenses		(1)	(1)
Finance income		2	3
Finance expenses		(8)	(10)
Income before income and social contribution taxes		(10)	(3)
Income and Social Contribution taxes		(1)	1
Net income for the year		(11)	(2)
Comprehensive income (loss) for the year		(11)	(2)
Volta do Rio [member]
ASSETS
Current		16	37
Cash and cash equivalents		5	27
Non-current		233	245
TOTAL ASSETS		249	282
LIABILITIES
Current		126	37
Suppliers		1	1
Non-current		7	108
Equity		116	137
TOTAL LIABILITIES		249	282
Statement of income
Net sales revenue		22	29
Cost of sales		(28)	(27)
Depreciation and amortization		(17)	(17)
Gross Profit		(6)	2
General and administrative expenses		(3)	(2)
Finance income		3	5
Finance expenses		(12)	(15)
Income before income and social contribution taxes		(18)	(10)
Income and Social Contribution taxes		(3)	3
Net income for the year		(21)	(7)
Comprehensive income (loss) for the year		R$ (21)	(7)
Parati [member]
ASSETS
Current			12
Cash and cash equivalents			8
Non-current			1,327
TOTAL ASSETS			1,339
LIABILITIES
Equity			1,339
TOTAL LIABILITIES			1,339
Statement of income
General and administrative expenses			(6)
Finance income			4
Finance expenses			(60)
Income before income and social contribution taxes			(62)
Net income for the year			(62)
Comprehensive income (loss) effects			1
Comprehensive income (loss) for the year			(61)
Transleste [member]
ASSETS
Current			50
Cash and cash equivalents			3
Non-current			123
TOTAL ASSETS			173
LIABILITIES
Current			28
Loans and financings			18
Non-current			63
Equity			82
TOTAL LIABILITIES			173
Statement of income
Net sales revenue			34
Cost of sales			(2)
Gross Profit			32
Finance income			2
Finance expenses			(11)
Income before income and social contribution taxes			23
Income and Social Contribution taxes			(2)
Net income for the year			21
Comprehensive income (loss) for the year			21
Transirape [member]
ASSETS
Current			41
Cash and cash equivalents			2
Non-current			122
TOTAL ASSETS			163
LIABILITIES
Current			33
Loans and financings			19
Non-current			32
Equity			98
TOTAL LIABILITIES			163
Statement of income
Net sales revenue			45
Cost of sales			(19)
Gross Profit			26
General and administrative expenses			(1)
Finance income			1
Finance expenses			(5)
Income before income and social contribution taxes			21
Income and Social Contribution taxes			(2)
Net income for the year			19
Comprehensive income (loss) for the year			19
Transudeste [member]
ASSETS
Current			32
Cash and cash equivalents			4
Non-current			78
TOTAL ASSETS			110
LIABILITIES
Current			22
Loans and financings			19
Non-current			3
Equity			85
TOTAL LIABILITIES			110
Statement of income
Net sales revenue			22
Cost of sales			(1)
Gross Profit			21
General and administrative expenses			(1)
Finance income			1
Finance expenses			(4)
Income before income and social contribution taxes			17
Income and Social Contribution taxes			(1)
Net income for the year			16
Comprehensive income (loss) for the year			16
Lepsa [member]
ASSETS
Current			6
Non-current			437
TOTAL ASSETS			443
LIABILITIES
Equity			443
TOTAL LIABILITIES			443
Statement of income
General and administrative expenses			(1)
Finance expenses			(41)
Income before income and social contribution taxes			(42)
Net income for the year			(42)
Comprehensive income (loss) for the year			R$ (42)